Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

August 28, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Western Asset Short Term Yield Fund (the “Fund”), a series of Legg Mason Partners Income Trust (the “Registrant”)

Securities Act File No. 002-96408

Investment Company Act File No. 811-04254

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing, in interactive data format, information that appears in a supplement dated August 19, 2013 to the Fund’s Prospectus dated November 28, 2012 (as supplemented on February 22, 2013).

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8267 or Mari Wilson at (617) 951-8381.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures